Stockholders' Deficit - Schedule of Information Related to Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Schedule of Information Related to Warrants [Line Items]
Quantity	2,605,832	2,619,835
Investor A [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	1,080,814	1,080,814
Exercise Price	$ 4.4	$ 4.4
Expiration Date		Sep. 30, 2026
Warrants Expiration Date	Feb. 11, 2026
Investor B [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	542,462	543,206
Exercise Price	$ 6.575	$ 6.566
Expiration Date		Feb. 11, 2030
Warrants Expiration Date	Feb. 11, 2026
Placement Agent [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	270,204	270,204
Exercise Price	$ 4.4	$ 4.4
Expiration Date		Feb. 11, 2032
Warrants Expiration Date	Feb. 11, 2032
Investor A [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	319,528	319,528
Exercise Price	$ 4.4	$ 4.4
Expiration Date		Sep. 30, 2026
Warrants Expiration Date	Mar. 31, 2026
Investor B [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	160,372	160,591
Exercise Price	$ 6.575	$ 6.566
Expiration Date		Mar. 31, 2030
Warrants Expiration Date	Mar. 31, 2030
Placement Agent [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	79,882	79,882
Exercise Price	$ 4.4	$ 4.4
Expiration Date		Mar. 31, 2032
Warrants Expiration Date	Mar. 31, 2032
Original [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	56,815	56,815
Exercise Price	$ 4.4	$ 4.4
Expiration Date		Feb. 11, 2030
Warrants Expiration Date	Feb. 11, 2030
Exchange [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	75,755	75,755
Exercise Price	$ 3.3	$ 3.3
Expiration Date		Feb. 11, 2030
Warrants Expiration Date	Feb. 11, 2030
Placement Agent [Member]
Schedule of Information Related to Warrants [Line Items]
Quantity	20,000	33,040
Exercise Price	$ 5	$ 5
Warrants Expiration Date	Dec. 23, 2032